UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-23101

American Funds Strategic Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Steven I. Koszalka

American Funds Strategic Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Strategic Bond FundSM

Investment portfolio

September 30, 2018

unaudited

Bonds, notes & other debt instruments 94.18% Corporate bonds & notes 46.22% Health care 8.48%	Principal amount (000)	Value (000)
Anthem, Inc. 3.65% 2027	$2,650	$2,523
AstraZeneca PLC 4.00% 2029	2,800	2,755
Bayer US Finance II LLC 4.375% 20281	5,312	5,212
Cardinal Health, Inc. 4.368% 2047	1,310	1,178
Cigna Corp. 4.375% 20281	1,985	1,982
Cigna Corp. 4.80% 20381	1,770	1,773
Cigna Corp. 4.90% 20481	790	792
Concordia International Corp. 8.00% 2024	403	396
CVS Health Corp. 4.30% 2028	9,015	8,943
CVS Health Corp. 4.78% 2038	2,245	2,235
Envision Healthcare Corp. 8.75% 20261	1,400	1,379
Kinetic Concepts, Inc. 12.50% 20211	365	403
Pfizer Inc. 4.20% 2048	662	664
Shire PLC 2.40% 2021	2,592	2,506
Shire PLC 2.875% 2023	1,713	1,635
Shire PLC 3.20% 2026	1,885	1,743
Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,750	3,342
Teva Pharmaceutical Finance Co. BV 6.00% 2024	5,710	5,804
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,365	997
Valeant Pharmaceuticals International, Inc. 7.50% 20211	575	587
Valeant Pharmaceuticals International, Inc. 9.25% 20261	2,080	2,249
Valeant Pharmaceuticals International, Inc. 8.50% 20271	700	737
		49,835
Energy 7.48%
Anadarko Petroleum Corp. 5.55% 2026	1,205	1,282
Baker Hughes, a GE Co. 3.337% 2027	2,750	2,587
Baker Hughes, a GE Co. 4.08% 2047	915	831
Canadian Natural Resources Ltd. 2.95% 2023	325	314
Cenovus Energy Inc. 4.25% 2027	250	242
Cenovus Energy Inc. 5.25% 2037	523	519
Cenovus Energy Inc. 5.40% 2047	364	368
Concho Resources Inc. 4.30% 2028	3,495	3,486
Concho Resources Inc. 4.85% 2048	819	823
Enbridge Energy Partners, LP 5.875% 2025	155	171
Enbridge Energy Partners, LP 7.375% 2045	905	1,199
Energy Transfer Partners, LP 4.20% 2027	91	88
Energy Transfer Partners, LP 6.125% 2045	470	502
Energy Transfer Partners, LP 5.30% 2047	647	628
Energy Transfer Partners, LP 5.40% 2047	2,190	2,171
Energy Transfer Partners, LP 6.00% 2048	352	376
Energy Transfer Partners, LP 6.625% 2049 (3-month USD-LIBOR + 4.155% on 2/15/2028)2	2,700	2,590
EnLink Midstream Partners, LP 4.85% 2026	400	388
EnLink Midstream Partners, LP 5.45% 2047	610	532
EQT Corp. 3.90% 2027	2,500	2,346
Equinor ASA 3.625% 2028	1,790	1,769

American Funds Strategic Bond Fund — Page 1 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 5.55% 2045	$1,200	$1,271
Marathon Oil Corp. 4.40% 2027	1,175	1,177
MPLX LP 4.70% 2048	2,030	1,905
Neptune Energy Group Holdings Ltd. 6.625% 20251	1,475	1,471
NGL Energy Partners LP 6.875% 2021	475	484
Petrobras Global Finance Co. 7.375% 2027	885	898
Petrobras Global Finance Co. 5.999% 2028	2,175	2,011
Petrobras Global Finance Co. 5.75% 2029	1,595	1,428
Petrobras Global Finance Co. 7.25% 2044	300	285
Petróleos Mexicanos 5.35% 20281	1,760	1,663
Petróleos Mexicanos 6.75% 2047	685	655
QEP Resources, Inc. 5.625% 2026	350	336
Schlumberger BV 4.00% 20251	500	501
Teekay Corp. 8.50% 2020	1,000	1,023
TransCanada PipeLines Ltd. 4.25% 2028	2,685	2,700
Western Gas Partners LP 4.65% 2026	255	250
Western Gas Partners LP 5.30% 2048	2,900	2,663
		43,933
Financials 6.17%
American International Group, Inc. 4.20% 2028	1,555	1,541
American International Group, Inc. 4.75% 2048	1,100	1,079
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)2	3,335	3,332
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)2	3,000	2,966
Berkshire Hathaway Finance Corp. 4.20% 2048	2,520	2,505
BNP Paribas 3.375% 20251	2,725	2,582
Citigroup Inc. 4.65% 2048	1,740	1,764
Danske Bank AS 3.875% 20231	4,000	3,926
FS Energy and Power Fund 7.50% 20231	1,790	1,830
Intesa Sanpaolo SpA 4.375% 20481	1,225	928
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)2	1,395	1,322
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)2	2,771	2,761
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)2	4,100	3,915
Standard Chartered PLC 3.885% 2024 (3-month USD-LIBOR + 1.08% on 3/15/2023)1,2	4,400	4,303
UniCredit SpA 5.861% 20321,2	1,675	1,500
		36,254
Consumer discretionary 5.07%
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20271	1,800	1,711
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	930	933
Comcast Corp. 3.15% 2028	1,800	1,670
General Motors Co. 5.20% 2045	1,945	1,771
Limited Brands, Inc. 5.25% 2028	1,450	1,249
McDonald’s Corp. 4.45% 2047	1,070	1,053
Neiman Marcus Group LTD Inc. 8.75% 2021 (100% PIK)1,3	1,571	1,044
Netflix, Inc. 5.875% 20281	3,450	3,465
Party City Holdings Inc. 6.625% 20261	1,945	1,974
Petsmart, Inc. 7.125% 20231	1,125	814
Petsmart, Inc. 8.875% 20251	625	453
S.A.C.I. Falabella 3.75% 20271	1,885	1,762
Sands China Ltd. 4.60% 20231	6,000	6,013

American Funds Strategic Bond Fund — Page 2 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sands China Ltd. 5.40% 20281	$4,500	$4,489
Starbucks Corp. 4.50% 2048	1,430	1,410
		29,811
Utilities 4.49%
Berkshire Hathaway Energy Co. 4.45% 20491	3,300	3,299
Drax Finco PLC 6.625% 20251	3,000	3,045
Duke Energy Progress, LLC 3.70% 2028	1,100	1,092
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)2	475	508
Emera US Finance LP 4.75% 2046	2,325	2,272
Enel Finance International SA 3.625% 20271	1,800	1,633
Entergy Louisiana, LLC 4.20% 2048	1,175	1,169
Pacific Gas and Electric Co. 2.45% 2022	860	817
Pacific Gas and Electric Co. 4.25% 20231	186	187
Pacific Gas and Electric Co. 3.50% 2025	114	109
Pacific Gas and Electric Co. 2.95% 2026	464	423
Pacific Gas and Electric Co. 3.30% 2027	304	278
Pacific Gas and Electric Co. 3.30% 2027	144	133
Pacific Gas and Electric Co. 4.65% 20281	2,578	2,595
Pacific Gas and Electric Co. 3.75% 2042	141	120
SCANA Corp. 6.25% 2020	650	667
SCANA Corp. 4.75% 2021	1,375	1,383
SCANA Corp. 4.125% 2022	2,113	2,085
South Carolina Electric & Gas Co. 4.25% 2028	1,875	1,870
South Carolina Electric & Gas Co. 5.45% 2041	1,894	2,041
South Carolina Electric & Gas Co. 4.35% 2042	150	144
South Carolina Electric & Gas Co. 4.10% 2046	550	508
		26,378
Consumer staples 4.11%
Anheuser-Busch InBev NV 4.60% 2048	2,105	2,044
British American Tobacco PLC 2.764% 20221	995	960
British American Tobacco PLC 3.222% 20241	2,150	2,051
British American Tobacco PLC 3.557% 20271	1,845	1,720
British American Tobacco PLC 4.39% 20371	2,150	2,004
British American Tobacco PLC 4.54% 20471	2,150	1,975
Church & Dwight Co., Inc. 3.15% 2027	1,500	1,391
Church & Dwight Co., Inc. 3.95% 2047	1,395	1,260
Constellation Brands, Inc. 2.65% 2022	2,090	1,999
Keurig Dr. Pepper Inc. 4.057% 20231	1,280	1,283
Keurig Dr. Pepper Inc. 4.597% 20281	1,118	1,125
Keurig Dr. Pepper Inc. 5.085% 20481	3,518	3,601
Molson Coors Brewing Co. 3.00% 2026	570	518
Philip Morris International Inc. 4.25% 2044	160	151
Post Holdings, Inc. 5.625% 20281	1,220	1,177
Reynolds American Inc. 5.85% 2045	205	223
Tyson Foods, Inc. 5.10% 2048	655	670
		24,152
Industrials 3.63%
Beacon Roofing Supply, Inc. 4.875% 20251	2,600	2,405
CSX Corp. 3.80% 2028	1,580	1,560
CSX Corp. 4.30% 2048	1,450	1,423
Hardwoods Acquisition Inc. 7.50% 20211	1,170	1,076

American Funds Strategic Bond Fund — Page 3 of 13

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Northrop Grumman Corp. 3.25% 2028	$3,485	$3,284
Pisces Parent, LLC 8.00% 20261	1,349	1,362
Union Pacific Corp. 3.95% 2028	1,666	1,673
Union Pacific Corp. 4.50% 2048	590	602
United Technologies Corp. 4.125% 2028	6,355	6,325
Westinghouse Air Brake Technologies Corp. (dba Wabtec Corp.) 4.15% 2024	1,610	1,597
		21,307
Materials 3.23%
Consolidated Energy Finance SA 6.50% 20261	1,835	1,865
First Quantum Minerals Ltd. 6.50% 20241	2,450	2,251
First Quantum Minerals Ltd. 7.50% 20251	625	595
First Quantum Minerals Ltd. 6.875% 20261	800	729
Hexion Inc. 10.375% 20221	1,090	1,066
International Flavors & Fragrances Inc. 5.00% 2048	1,400	1,405
LSB Industries, Inc. 9.625% 20231	930	978
Nova Chemicals Corp. 5.25% 20271	1,750	1,634
Olin Corp. 5.125% 2027	425	411
Platform Specialty Products Corp. 5.875% 20251	1,345	1,334
Sherwin-Williams Co. 2.75% 2022	500	485
Sherwin-Williams Co. 3.125% 2024	295	284
Sherwin-Williams Co. 3.45% 2027	3,680	3,506
Sherwin-Williams Co. 4.50% 2047	465	448
Tronox Ltd. 5.75% 20251	300	279
Tronox Ltd. 6.50% 20261	1,100	1,063
Warrior Met Coal, Inc. 8.00% 20241	600	617
		18,950
Information technology 1.62%
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.333% 20214,5,6	1,386	1,340
BMC Software, Inc. 8.125% 20211	1,745	1,786
Broadcom Ltd. 3.875% 2027	2,170	2,050
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 8.992% 20254,5,6	275	278
Financial & Risk US Holdings, Inc. 6.25% 20261	2,375	2,377
Financial & Risk US Holdings, Inc. 8.25% 20261	450	448
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.593% 20244,5,6	300	308
Unisys Corp. 10.75% 20221	800	903
		9,490
Telecommunication services 1.61%
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.514% 20246	4,210	4,232
Inmarsat PLC 6.50% 20241	2,000	2,035
Vodafone Group PLC 4.375% 2028	2,400	2,368
Vodafone Group PLC 5.25% 2048	825	830
		9,465
Real estate 0.33%
Iron Mountain Inc. 4.875% 20271	535	493
Iron Mountain Inc. 5.25% 20281	915	853
iStar Inc. 4.625% 2020	610	610
		1,956
Total corporate bonds & notes		271,531

American Funds Strategic Bond Fund — Page 4 of 13

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes 32.48% U.S. Treasury inflation-protected securities 28.30%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 20237	$1,965	$1,904
U.S. Treasury Inflation-Protected Security 0.625% 20237	76,091	75,151
U.S. Treasury Inflation-Protected Security 0.25% 20257	2,447	2,350
U.S. Treasury Inflation-Protected Security 0.375% 20257	25,687	24,887
U.S. Treasury Inflation-Protected Security 0.125% 20267,8	10,040	9,475
U.S. Treasury Inflation-Protected Security 0.625% 20267	1,167	1,143
U.S. Treasury Inflation-Protected Security 0.375% 20277	10,302	9,852
U.S. Treasury Inflation-Protected Security 2.125% 20417	2,992	3,644
U.S. Treasury Inflation-Protected Security 1.00% 20467	1,691	1,671
U.S. Treasury Inflation-Protected Security 0.875% 20477,8	27,248	26,099
U.S. Treasury Inflation-Protected Security 1.00% 20487,8	12,697	10,104
		166,280
U.S. Treasury 4.18%
U.S. Treasury 2.625% 2021	7,180	7,136
U.S. Treasury 2.625% 2021	1,585	1,575
U.S. Treasury 2.375% 2023	19	—9
U.S. Treasury 2.875% 2023	1,036	1,033
U.S. Treasury 2.00% 20248	931	884
U.S. Treasury 2.875% 2028	8,503	8,375
U.S. Treasury 3.125% 2048	5,620	5,542
		24,545
Total U.S. Treasury bonds & notes		190,825
Bonds & notes of governments & government agencies outside the U.S. 11.34%
Argentine Republic 6.25% 2019	1,950	1,955
Argentine Republic 6.875% 2048	3,050	2,364
Brazil (Federative Republic of) 6.00% 20507	BRL3,185	780
Brazil (Federative Republic of) 6.00% 20557	6,975	1,709
Honduras (Republic of) 8.75% 2020	$2,024	2,218
India (Republic of) 7.61% 2030	INR367,000	4,867
India (Republic of) 7.88% 2030	333,000	4,489
Italy (Republic of) 2.00% 2028	€4,800	5,145
Japan, Series 20, 0.10% 20257	¥504,500	4,609
Japan, Series 21, 0.10% 20267	2,021,762	18,524
Kenya (Republic of) 5.875% 2019	$3,900	3,949
Pakistan (Islamic Republic of) 7.25% 2019	3,800	3,818
Panama (Republic of) 4.50% 20505	1,415	1,407
Portuguese Republic 5.125% 2024	2,300	2,411
Portuguese Republic 4.10% 2045	€1,150	1,622
Saudi Arabia (Kingdom of) 4.625% 20471	$555	536
Saudi Arabia (Kingdom of) 5.00% 20491	965	982
Ukraine Government 7.75% 2019	3,900	3,937
Uruguay (Oriental Republic of) 8.50% 2028	UYU48,975	1,289
		66,611
Municipals 2.35% Illinois 0.96%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$1,875	1,780
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	760	722
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 20461	1,540	1,836
G.O. Bonds, Pension Funding Series 2003, 5.10% 20335	1,370	1,317
		5,655

American Funds Strategic Bond Fund — Page 5 of 13

unaudited

Bonds, notes & other debt instruments Municipals (continued) South Carolina 0.59%	Principal amount (000)	Value (000)
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	$2,085	$2,192
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,200	1,289
		3,481
New Jersey 0.43%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	987	1,185
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	1,500	807
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	1,000	510
		2,502
Puerto Rico 0.20%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 4.90% 2020	1,255	1,158
New York 0.17%
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2049	750	199
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	2,400	472
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2056	1,600	301
		972
Total municipals		13,768
Asset-backed obligations 0.92%
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20311,5	5,095	4,976
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20211,5	448	446
		5,422
Mortgage-backed obligations 0.87% Federal agency mortgage-backed obligations 0.87%
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 20285	3,485	3,573
Freddie Mac, Series K077, Class A2, Multi Family, 3.90% 20285	1,520	1,552
Total mortgage-backed obligations		5,125
Total bonds, notes & other debt instruments (cost: $567,505,000)		553,282
Common stocks 0.00% Health care 0.00%	Shares
Concordia International Corp.10	2,091	42
Total common stocks (cost: $368,000)		42
Short-term securities 2.76%	Principal amount (000)
Nigerian Treasury Bills 12.86%–13.86% due 10/25/2018–3/14/2019	NGN4,800,000	12,910
Total Capital SA 2.13% due 10/1/20181	$3,300	3,299
Total short-term securities (cost: $16,366,000)		16,209
Total investment securities 96.94% (cost: $584,239,000)		569,533
Other assets less liabilities 3.06%		17,955
Net assets 100.00%		$587,488

American Funds Strategic Bond Fund — Page 6 of 13

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount11 (000)	Value at 9/30/201812 (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
30 Day Federal Funds Futures	Long	734	November 2018	$305,858	$299,175	$(108)
30 Day Federal Funds Futures	Short	734	January 2019	(305,858)	(298,624)	167
90 Day Euro Dollar Futures	Short	1,359	June 2019	(339,750)	(329,592)	226
90 Day Euro Dollar Futures	Long	1,405	March 2021	351,250	340,203	(340)
90 Day Euro Dollar Futures	Long	1,076	December 2021	269,000	260,594	(309)
5 Year Euro-Bobl Futures	Long	139	December 2018	13,900	21,093	(3)
5 Year U.S. Treasury Note Futures	Long	363	January 2019	36,300	40,829	(292)
10 Year Euro-Bund Futures	Long	164	December 2018	16,400	30,236	(364)
10 Year U.S. Treasury Note Futures	Long	472	December 2018	47,200	56,065	47
10 Year Ultra U.S. Treasury Note Futures	Long	74	December 2018	7,400	9,324	(139)
20 Year U.S. Treasury Bond Futures	Short	158	December 2018	(15,800)	(22,199)	610
30 Year Ultra U.S. Treasury Bond Futures	Short	770	December 2018	(77,000)	(118,797)	2,239
						$1,734

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
USD7,206	EUR6,150	Goldman Sachs	10/3/2018	$63
MXN30,387	USD1,613	Morgan Stanley	10/3/2018	9
USD1,260	SGD1,715	Bank of New York Mellon	10/3/2018	5
JPY789,185	USD7,124	Bank of America, N.A.	10/3/2018	(176)
CAD1,548	USD1,186	Morgan Stanley	10/4/2018	13
USD2,812	AUD3,875	Bank of America, N.A.	10/4/2018	11
KRW5,300,000	USD4,773	JPMorgan Chase	10/4/2018	6
USD4,746	KRW5,300,000	Goldman Sachs	10/4/2018	(33)
MXN69,000	USD3,552	Morgan Stanley	10/5/2018	131
USD1,261	SGD1,730	JPMorgan Chase	10/5/2018	(4)
USD2,802	KRW3,145,000	JPMorgan Chase	10/5/2018	(34)
USD5,723	COP17,092,000	Goldman Sachs	10/5/2018	(46)
USD6,015	MXN114,000	Citibank	10/5/2018	(70)
GBP2,325	USD3,006	Citibank	10/9/2018	26
USD2,925	GBP2,225	Citibank	10/9/2018	24
USD131	GBP100	Citibank	10/9/2018	1
EUR300	USD349	Citibank	10/11/2018	(1)
JPY728,000	USD6,543	Citibank	10/11/2018	(129)
USD2,615	GBP1,970	Citibank	10/12/2018	46
GBP4,620	USD5,984	Goldman Sachs	10/12/2018	41
GBP100	USD131	Citibank	10/12/2018	(1)
USD3,577	GBP2,750	Citibank	10/12/2018	(9)
USD2,987	KRW3,340,000	Morgan Stanley	10/15/2018	(25)
USD3,577	KRW4,035,000	Goldman Sachs	10/15/2018	(62)
BRL4,326	USD1,036	Citibank	10/17/2018	34
CAD3,900	USD2,996	Goldman Sachs	10/17/2018	25
USD2,162	KRW2,424,600	JPMorgan Chase	10/17/2018	(25)
USD1,494	ZAR22,000	Goldman Sachs	10/17/2018	(58)
USD4,499	SEK40,525	Goldman Sachs	10/17/2018	(68)

American Funds Strategic Bond Fund — Page 7 of 13

unaudited

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2018 (000)
Purchases (000)	Sales (000)
USD1,482	ZAR22,000	Goldman Sachs	10/17/2018	$(69)
JPY373,685	USD3,372	Morgan Stanley	10/17/2018	(78)
CLP3,700,000	USD5,314	Goldman Sachs	10/18/2018	314
USD2,966	MXN56,200	Goldman Sachs	10/18/2018	(27)
USD4,976	JPY551,945	Goldman Sachs	10/19/2018	110
CAD7,650	USD5,886	JPMorgan Chase	10/19/2018	39
CAD5,232	USD4,031	Bank of New York Mellon	10/19/2018	22
USD1,824	SGD2,500	Bank of New York Mellon	10/19/2018	(6)
USD4,155	CAD5,400	Morgan Stanley	10/19/2018	(28)
USD8,836	MXN169,050	Bank of New York Mellon	10/19/2018	(164)
MXN22,803	USD1,203	Bank of America, N.A.	10/22/2018	10
AUD7,709	USD5,557	Bank of New York Mellon	10/24/2018	17
TRY14,800	USD2,312	Citibank	10/25/2018	96
USD1,191	TRY7,400	JPMorgan Chase	10/25/2018	(13)
USD5,813	SEK51,000	Morgan Stanley	10/29/2018	59
USD5,478	BRL22,300	Bank of America, N.A.	10/29/2018	(31)
USD2,907	ZAR42,000	Citibank	10/29/2018	(50)
EUR4,975	USD5,873	Morgan Stanley	10/29/2018	(82)
USD9,845	INR720,000	Bank of America, N.A.	10/30/2018	(44)
USD4,681	GBP3,550	Goldman Sachs	10/31/2018	47
USD4,776	KRW5,300,000	JPMorgan Chase	11/7/2018	(6)
EUR5,100	USD6,003	Morgan Stanley	11/9/2018	(62)
				$(252)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
7.48%	28-day MXN-TIIE	1/11/2019	MXN690,000	$(71)	$—	$(71)
7.46%	28-day MXN-TIIE	1/24/2019	390,000	(47)	—	(47)
7.195%	28-day MXN-TIIE	4/15/2019	220,000	(62)	—	(62)
U.S. EFFR	2.385%	5/1/2019	$2,701,565	387	—	387
7.51%	28-day MXN-TIIE	5/30/2019	MXN410,000	(94)	—	(94)
1.962%	3-month Canada BA	6/27/2019	C$122,000	(183)	—	(183)
U.S. EFFR	2.552%	7/31/2019	$1,907,220	178	—	178
2.613%	U.S. EFFR	7/31/2019	5,225,000	(122)	—	(122)
3-month USD-LIBOR	1.5655%	8/29/2019	102,000	1,081	—	1,081
1.726%	3-month USD-LIBOR	10/2/2019	53,000	(558)	—	(558)
1.8185%	3-month USD-LIBOR	10/31/2019	124,000	(1,315)	—	(1,315)
3-month USD-LIBOR	2.159%	1/11/2020	280,000	2,510	—	2,510
1.905%	U.S. EFFR	1/11/2020	280,000	(2,074)	—	(2,074)
(0.223)%	EONIA	2/1/2020	€55,500	79	—	79
(0.122)%	6-month EURIBOR	2/1/2020	56,100	75	—	75
(0.2305)%	EONIA	2/2/2020	109,500	142	—	142
1.997%	U.S. EFFR	2/13/2020	$100	(1)	—	(1)
1.8725%	3-month USD-LIBOR	3/20/2020	52,000	(766)	—	(766)
U.S. EFFR	2.19%	3/29/2020	123,700	648	—	648
U.S. EFFR	2.2025%	3/29/2020	124,500	629	—	629

American Funds Strategic Bond Fund — Page 8 of 13

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
2.5935%	3-month USD-LIBOR	3/29/2020	$124,500	$(574)	$—	$(574)
2.577%	3-month USD-LIBOR	3/29/2020	123,700	(600)	—	(600)
U.S. EFFR	2.174%	4/4/2020	65,360	367	—	367
2.5725%	3-month USD-LIBOR	4/4/2020	65,364	(335)	—	(335)
U.S. EFFR	2.19%	4/6/2020	43,300	233	—	233
2.599%	3-month USD-LIBOR	4/6/2020	43,300	(205)	—	(205)
7.14%	28-day MXN-TIIE	4/29/2020	MXN448,450	(314)	—	(314)
7.84%	28-day MXN-TIIE	5/8/2020	216,660	(29)	—	(29)
7.87%	28-day MXN-TIIE	5/8/2020	397,340	(44)	—	(44)
3-month USD-LIBOR	2.674%	5/31/2020	$150,000	626	—	626
2.284%	U.S. EFFR	5/31/2020	150,000	(758)	—	(758)
6.78%	28-day MXN-TIIE	7/6/2020	MXN213,540	(229)	—	(229)
3-month USD-LIBOR	2.865%	8/9/2020	$179,645	346	—	346
2.533%	U.S. EFFR	8/9/2020	179,645	(360)	—	(360)
3-month USD-LIBOR	2.8025%	8/15/2020	129,055	396	—	396
2.495%	U.S. EFFR	8/15/2020	129,055	(362)	—	(362)
3-month USD-LIBOR	2.465%	2/13/2021	86,100	1,106	—	1,106
2.094%	U.S. EFFR	2/13/2021	85,300	(1,110)	—	(1,110)
1.63%	U.S. EFFR	2/22/2022	32,700	(1,133)	—	(1,133)
6.99%	28-day MXN-TIIE	6/17/2022	MXN130,000	(199)	—	(199)
2.5775%	U.S. EFFR	7/16/2022	$228,977	(416)	—	(416)
2.10125%	U.S. EFFR	1/12/2023	36,000	(885)	—	(885)
2.7435%	3-month USD-LIBOR	2/16/2023	48,800	(634)	—	(634)
2.7365%	3-month USD-LIBOR	2/20/2023	49,000	(652)	—	(652)
2.045%	3-month USD-LIBOR	3/24/2023	53,800	(1,025)	—	(1,025)
2.715%	3-month USD-LIBOR	4/6/2023	15,000	(219)	—	(219)
2.55%	U.S. EFFR	4/26/2023	50,000	(353)	—	(353)
2.5815%	U.S. EFFR	5/25/2023	96,000	(571)	—	(571)
3-month USD-LIBOR	2.815%	5/31/2023	180,000	1,908	—	1,908
2.437%	U.S. EFFR	5/31/2023	180,000	(2,222)	—	(2,222)
1.8875%	3-month USD-LIBOR	6/7/2023	33,600	(727)	—	(727)
1.569%	3-month USD-LIBOR	7/6/2023	40,500	(1,110)	—	(1,110)
1.615%	3-month USD-LIBOR	8/18/2023	73,000	(1,918)	—	(1,918)
2.42%	3-month USD-LIBOR	11/18/2023	50,000	(585)	—	(585)
1.805%	U.S. EFFR	2/21/2024	48,000	(2,192)	—	(2,192)
2.524%	3-month USD-LIBOR	4/14/2025	9,000	(241)	—	(241)
2.905%	3-month USD-LIBOR	6/21/2025	48,440	(505)	—	(505)
2.354%	3-month USD-LIBOR	9/25/2025	109,600	(3,691)	—	(3,691)
6-month JPY-LIBOR	0.1277%	3/24/2026	¥500,000	42	—	42
6-month JPY-LIBOR	(0.0823)%	7/11/2026	1,200,000	289	—	289
3-month USD-LIBOR	1.6835%	11/2/2026	$3,900	396	—	396
3-month USD-LIBOR	1.688%	11/2/2026	2,100	213	—	213
28-day MXN-TIIE	8.07%	1/1/2027	MXN180,000	24	—	24
28-day MXN-TIIE	8.135%	1/14/2027	102,000	(8)	—	(8)
3-month USD-LIBOR	2.38%	2/15/2027	$13,100	697	—	697
2.4805%	3-month USD-LIBOR	3/21/2027	27,000	(1,244)	—	(1,244)
2.3335%	3-month USD-LIBOR	3/29/2027	25,000	(1,434)	—	(1,434)
2.333%	3-month USD-LIBOR	3/29/2027	30,000	(1,722)	—	(1,722)
28-day MXN-TIIE	7.47%	4/5/2027	MXN60,000	134	—	134
3-month SEK-STIBOR	1.125%	4/28/2027	SKr138,000	(17)	—	(17)
0.8153%	6-month EURIBOR	4/28/2027	€14,500	(38)	—	(38)
3-month USD-LIBOR	2.293%	5/3/2027	$5,800	354	—	354
28-day MXN-TIIE	7.625%	5/20/2027	MXN108,000	189	—	189

American Funds Strategic Bond Fund — Page 9 of 13

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 9/30/2018 (000)
3-month USD-LIBOR	2.2935%	7/17/2027	$15,000	$939	$—	$939
0.8518%	6-month EURIBOR	8/21/2027	€6,200	(15)	—	(15)
3-month SEK-STIBOR	1.215%	8/21/2027	SKr60,000	(39)	—	(39)
2.2295%	3-month USD-LIBOR	9/22/2027	$9,800	(675)	—	(675)
3-month USD-LIBOR	2.388%	10/31/2027	89,000	5,065	—	5,065
3-month USD-LIBOR	2.31934%	11/17/2027	11,900	748	—	748
3-month USD-LIBOR	2.31613%	11/17/2027	11,100	701	—	701
2.925%	3-month USD-LIBOR	2/1/2028	15,300	(143)	—	(143)
2.91%	3-month USD-LIBOR	2/1/2028	19,100	(190)	—	(190)
2.908%	3-month USD-LIBOR	2/1/2028	19,100	(192)	—	(192)
2.92%	3-month USD-LIBOR	2/2/2028	14,500	(138)	—	(138)
2.919%	3-month USD-LIBOR	7/16/2028	20,500	(337)	—	(337)
6-month GBP-LIBOR	1.6567%	9/28/2028	£11,900	—	—	—
3-month USD-LIBOR	2.679%	4/14/2030	$4,800	195	—	195
3-month USD-LIBOR	2.514%	9/25/2030	58,300	3,130	—	3,130
3-month USD-LIBOR	2.35%	3/24/2031	11,700	776	—	776
3-month USD-LIBOR	2.22%	6/7/2031	7,300	559	—	559
3-month USD-LIBOR	1.8929%	7/6/2031	8,700	894	—	894
3-month USD-LIBOR	1.87%	8/18/2031	15,500	1,615	—	1,615
3-month USD-LIBOR	2.57%	11/18/2031	11,000	527	—	527
3-month USD-LIBOR	2.963%	2/1/2038	11,500	196	—	196
3-month USD-LIBOR	2.9625%	2/1/2038	11,400	195	—	195
3-month USD-LIBOR	2.986%	2/1/2038	9,200	143	—	143
3-month USD-LIBOR	2.967%	2/2/2038	8,900	149	—	149
U.S. EFFR	2.51375%	3/22/2048	2,800	138	—	138
U.S. EFFR	2.505%	3/22/2048	2,500	127	—	127
U.S. EFFR	2.40875%	4/13/2048	14,000	985	—	985
U.S. EFFR	2.43625%	4/19/2048	14,000	908	—	908
U.S. EFFR	2.554%	4/26/2048	11,200	461	—	461
U.S. EFFR	2.625%	5/25/2048	22,000	593	—	593
2.638%	U.S. EFFR	8/1/2048	9,800	(241)	—	(241)
U.S. EFFR	2.52%	8/24/2048	5,700	277	—	277
3.1675%	3-month USD-LIBOR	9/27/2048	29,000	251	—	251
6-month GBP-LIBOR	1.7507%	9/28/2048	£4,600	—	—	—
					$—	$(3,303)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2018 (000)	Upfront payments (000)	Unrealized depreciation at 9/30/2018 (000)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	$12,775	$(1,026)	$(849)	$(177)
CDX.NA.HY.30	5.00%/Quarterly	6/20/2023	111,450	(8,710)	(7,350)	(1,360)
CDX.NA.IG.31	1.00%/Quarterly	12/20/2023	264,715	(5,116)	(4,992)	(124)
					$(13,191)	$(1,661)

American Funds Strategic Bond Fund — Page 10 of 13

unaudited

1	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $120,422,000, which represented 20.50% of the net assets of the fund.
2	Step bond; coupon rate may change at a later date.
3	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
4	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,926,000, which represented .33% of the net assets of the fund.
5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6	Coupon rate may change periodically.
7	Index-linked bond whose principal amount moves with a government price index.
8	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $20,433,000, which represented 3.48% of the net assets of the fund.
9	Amount less than one thousand.
10	Security did not produce income during the last 12 months.
11	Notional amount is calculated based on the number of contracts and notional contract size.
12	Value is calculated based on the notional amount and current market price.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last

American Funds Strategic Bond Fund — Page 11 of 13

unaudited

available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $1,051,857,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $160,237,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $12,946,405,000 and $355,363,000, respectively.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$271,531	$—	$271,531
U.S. Treasury bonds & notes	—	190,825	—	190,825
Bonds & notes of governments & government agencies outside the U.S.	—	66,611	—	66,611
Municipals	—	13,768	—	13,768
Asset-backed obligations	—	5,422	—	5,422
Mortgage-backed obligations	—	5,125	—	5,125
Common stocks	42	—	—	42
Short-term securities	—	16,209	—	16,209
Total	$42	$569,491	$—	$569,533

American Funds Strategic Bond Fund — Page 12 of 13

unaudited

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,289	$—	$—	$3,289
Unrealized appreciation on open forward currency contracts	—	1,149	—	1,149
Unrealized appreciation on interest rate swaps	—	32,621	—	32,621
Liabilities:
Unrealized depreciation on futures contracts	(1,555)	—	—	(1,555)
Unrealized depreciation on open forward currency contracts	—	(1,401)	—	(1,401)
Unrealized depreciation on interest rate swaps	—	(35,924)	—	(35,924)
Unrealized depreciation on credit default swaps	—	(1,661)	—	(1,661)
Total	$1,734	$(5,216)	$—	$(3,482)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols

AUD = Australian dollars	INR = Indian rupees
Auth. = Authority	JPY/¥ = Japanese yen
BA = Banker’s acceptances	KRW = South Korean won
BRL = Brazilian reais	LIBOR = London Interbank Offered Rate
CAD/C$ = Canadian dollars	MXN = Mexican pesos
CLP = Chilean pesos	NGN = Nigerian naira
COP = Colombian pesos	Rev. = Revenue
Dev. = Development	SEK/SKr = Swedish kronor
Econ. = Economic	SGD = Singapore dollars
EFFR = Effective Federal Funds Rate	STIBOR = Stockholm Interbank Offered Rate
EONIA = Euro Overnight Index Average	TIIE = Equilibrium Interbank Interest Rate
EUR/€ = Euros	TRY = Turkish lira
EURIBOR = Euro Interbank Offered Rate	USD/$ = U.S. dollars
G.O. = General Obligation	UYU = Uruguayan pesos
GBP/£ = British pounds	ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

© 2018 Capital Group. All rights reserved.

MFGEFPX-112-1118O-S66157	American Funds Strategic Bond Fund — Page 13 of 13

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS STRATEGIC BOND FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 28, 2018